Subsidiaries	12 Months Ended
Dec. 31, 2018
Interests In Other Entities [Abstract]
Subsidiaries
Subsidiaries
During 2018 the company acquired Toys "R" Us Canada and Dexterra, sold The Keg to Recipe (formerly Cara), and deconsolidated Quess. The foregoing transactions are described in note 23. The company has wholly-owned subsidiaries not presented in the tables below that are intermediate holding companies of investments in subsidiaries and intercompany balances, all of which are eliminated on consolidation.

December 31, 2018	Domicile	Fairfax's ownership (100% other than as shown below)
Insurance and reinsurance
Northbridge Financial Corporation (Northbridge)	Canada
Odyssey Group Holdings, Inc. (Odyssey Group)	United States
Hudson Insurance Company (Hudson Insurance)	United States
Newline Holdings UK Limited (Newline)	United Kingdom
Crum & Forster Holdings Corp. (Crum & Forster)	United States
Zenith National Insurance Corp. (Zenith National)	United States
Brit Limited (Brit)	United Kingdom	88.9%
Allied World Assurance Company Holdings, GmbH (Allied World)	Switzerland	67.8%
Advent Capital (Holdings) Ltd. (Advent)(1)	United Kingdom
Fairfax Central and Eastern Europe, which consists of:
Polskie Towarzystwo Reasekuracji Spólka Akcyjna (Polish Re)	Poland
Colonnade Insurance S.A. (Colonnade Insurance)	Luxembourg
Fairfax Latin America, which consists of:
Fairfax Brasil Seguros Corporativos S.A. (Fairfax Brasil)	Brazil
La Meridional Compañía Argentina de Seguros S.A. (La Meridional Argentina)	Argentina
SBS Seguros Colombia S.A. (SouthBridge Colombia)	Colombia
SBI Seguros Uruguay S.A. (SouthBridge Uruguay)	Uruguay
Southbridge Compañía de Seguros Generales S.A. (SouthBridge Chile)	Chile
Bryte Insurance Company Ltd (Bryte Insurance)	South Africa

Group Re, which underwrites business in:
CRC Reinsurance Limited (CRC Re)	Barbados
Wentworth Insurance Company Ltd. (Wentworth)	Barbados

Fairfax Asia, which consists of:
Falcon Insurance Company (Hong Kong) Limited (Falcon)	Hong Kong
The Pacific Insurance Berhad (Pacific Insurance)	Malaysia	85.0%
PT Asuransi Multi Artha Guna Tbk (AMAG Insurance)	Indonesia	80.0%
Fairfirst Insurance Limited (Fairfirst Insurance)	Sri Lanka	78.0%

Run-off
TIG Insurance Company (TIG Insurance)	United States
RiverStone Insurance (UK) Limited (RiverStone (UK))(2)	United Kingdom
RiverStone Managing Agency Limited	United Kingdom

Investment management
Hamblin Watsa Investment Counsel Ltd. (Hamblin Watsa)	Canada

(1)	Effective January 1, 2019 Advent will be included in the Run-off reporting segment. See note 25.

(2)	Effective September 28, 2018 all of the assets and liabilities of RiverStone Insurance Limited were transferred to RiverStone (UK). See note 25.

December 31, 2018		Domicile	Fairfax's ownership		Primary business
Other reporting segment

Restaurants and retail
Recipe Unlimited Corporation (Recipe) (formerly Cara Operations Limited) which owns:		Canada	43.7%	(1)	Franchisor, owner and operator of restaurants
100.0% of	Keg Restaurants Ltd. (The Keg)	Canada	43.7%		Owner and operator of premium dining restaurants
100.0% of	Groupe St-Hubert Inc. (St-Hubert)	Canada	43.7%		Full-service restaurant operator and a fully integrated food manufacturer
89.2% of	Original Joe's Franchise Group Inc. (Original Joe's)	Canada	39.0%		Multi-brand restaurant owner and operator
100.0% of	Pickle Barrel Holdings Limited (Pickle Barrel)	Canada	43.7%		Owner and operator of restaurants and catering business
Praktiker Hellas Commercial Societe Anonyme (Praktiker)		Greece	100.0%		Retailer of home improvement goods
Toys "R" Us (Canada) Ltd. (Toys "R" Us Canada)		Canada	100.0%		Retailer of toys and baby products
Sporting Life Group Limited which owns:		Canada	65.1%		Invests in retail businesses
100.0% of	Sporting Life Inc. (Sporting Life)	Canada	65.1%		Retailer of sporting goods and sports apparel
100.0% of	Golf Town Limited (Golf Town)	Canada	65.1%		Retailer of golf equipment, consumables, athletic apparel and accessories
William Ashley China Corporation (William Ashley)		Canada	100.0%		Retailer of tableware and gifts

Fairfax India
Fairfax India Holdings Corporation (Fairfax India) which owns:		Canada	33.7%	(1)	Invests in public and private Indian businesses
89.5% of	National Collateral Management Services Limited (NCML)	India	30.2%		Provider of agricultural commodities storage
48.8% of	Fairchem Speciality Limited (Fairchem)	India	16.4%		Manufacturer, supplier and exporter of aroma chemicals
51.0% of	Saurashtra Freight Private Limited (Saurashtra Freight)	India	17.2%		Container freight station operator

Thomas Cook India
Thomas Cook (India) Limited (Thomas Cook India) which owns:		India	66.9%		Provider of integrated travel and travel-related financial services
100.0% of	Sterling Holiday Resorts Limited (Sterling Resorts)	India	66.9%		Owner and operator of holiday resorts

Other
Fairfax Africa Holdings Corporation (Fairfax Africa)		Canada	58.7%	(1)	Invests in public and private African businesses
Grivalia Properties Real Estate Investment Company S.A. (Grivalia Properties)		Greece	52.7%		Real estate investment company
Mosaic Capital Corporation (Mosaic Capital)		Canada	—	(2)	Invests in private Canadian businesses
Dexterra Integrated Facilities Management (Dexterra)		Canada	100.0%		Infrastructure services to industries and government
Pethealth Inc. (Pethealth)		Canada	100.0%		Pet medical insurance and database services
Boat Rocker Media Inc. (Boat Rocker)		Canada	58.2%		Development, production, marketing and distribution of television programs

(1)	The company owns multiple voting shares and subordinate voting shares of Recipe, Fairfax India and Fairfax Africa that give it voting rights of 56.9%, 93.8% and 98.3% respectively.

(2)	The company owns Mosaic Capital warrants that represent a potential voting interest of approximately 62%.